Schedule of Investments (unaudited) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021, Class A, 1.08%, 04/15/27(a)	$541	$537,223
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/30(a)	5,460	5,300,800
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	514	477,138
Series 2021-N2, Class C, 1.07%, 03/10/28	1,444	1,332,423
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 5.35%, 02/26/35(b)	110	102,535
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(b)	9	8,844
CWABS, Inc., Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 5.60%, 03/25/34(b)	5	5,169
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 05/17/27	7,131	7,006,522
Series 2020-2, Class C, 2.28%, 08/17/26	706	701,248
Series 2021-1, Class C, 1.02%, 06/15/27	4,801	4,708,724
DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28(a)	5,090	5,060,489
Exeter Automobile Receivables Trust
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730	1,680,267
Series 2021-1A, Class C, 0.74%, 01/15/26	4,564	4,487,581
Series 2021-2A, Class D, 1.40%, 04/15/27	2,225	2,068,678
Series 2021-3A, Class B, 0.69%, 01/15/26	4,980	4,922,578
Series 2021-3A, Class C, 0.96%, 10/15/26	2,950	2,828,499
Series 2021-4A, Class C, 1.46%, 10/15/27	2,500	2,381,843
Series 2022-2A, Class B, 3.65%, 10/15/26	5,000	4,911,799
Series 2023-1A, Class D, 6.69%, 06/15/29	1,020	1,028,833
Ford Credit Auto Owner Trust(a)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870	2,784,131
Series 2019-1, Class A, 3.52%, 07/15/30	450	443,519
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	1,739	1,676,526
Series 2021-2, Class C, 0.97%, 12/26/28	748	720,382
Series 2021-3, Class B, 0.76%, 02/26/29	3,448	3,271,591
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A-3, 4.28%, 02/01/36(c)	85	81,821
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,224,085
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/26	8,000	7,822,775
Series 2020-4, Class C, 1.01%, 01/15/26	2,159	2,141,065
Series 2021-1, Class C, 0.75%, 02/17/26	2,570	2,535,076
Series 2021-3, Class C, 0.95%, 09/15/27	4,420	4,290,226
Series 2021-4, Class C, 1.26%, 02/16/27	5,030	4,785,770
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 2.51%, 01/26/32(a)	4,790	4,575,381
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(a)	5,680	5,275,028
Upstart Securitization Trust(a)
Series 2021-3, Class A, 0.83%, 07/20/31	971	954,992
Series 2021-4, Class A, 0.84%, 09/20/31	2,042	1,993,236
Series 2021-5, Class A, 1.31%, 11/20/31	792	770,619
Westlake Automobile Receivables Trust(a)
Series 2020-2A, Class C, 2.01%, 07/15/25	2,480	2,465,864
Series 2020-3A, Class B, 0.78%, 11/17/25	143	142,237

Security	Par (000)	Value

Asset-Backed Securities (continued)
Westlake Automobile Receivables
Trust(a) (continued)
Series 2020-3A, Class C, 1.24%, 11/17/25	$4,250	$4,175,757
Series 2022-1A, Class B, 2.75%, 03/15/27	3,970	3,844,033
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,101,418

Total Asset-Backed Securities — 11.7% (Cost: $116,068,006)		112,626,725

	Shares

Common Stocks

Financial Services(d) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—

		1

Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.9%
3M Co., 2.65%, 04/15/25(c)	$1,710	1,639,048
Boeing Co., 4.51%, 05/01/23	1,300	1,299,538
Bombardier, Inc., 7.88%, 04/15/27(a)(c)	540	546,658
Carlisle Cos., Inc., 2.75%, 03/01/30	214	182,511
General Dynamics Corp.
3.25%, 04/01/25	1,130	1,099,772
2.25%, 06/01/31	1,350	1,162,910
Lockheed Martin Corp.
4.15%, 06/15/53	700	636,331
5.70%, 11/15/54	930	1,059,045
4.30%, 06/15/62	535	486,745
5.90%, 11/15/63	135	158,173
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	95	83,037
TransDigm, Inc., 6.75%, 08/15/28(a)	152	153,520

		8,507,288

Automobiles — 0.6%
American Honda Finance Corp., 1.20%, 07/08/25	900	833,983
Ford Motor Credit Co. LLC
4.54%, 08/01/26	555	526,140
7.35%, 11/04/27	300	309,003
7.35%, 03/06/30	300	308,250
General Motors Financial Co., Inc.
4.15%, 06/19/23	215	214,322
2.90%, 02/26/25	1,335	1,274,117
Genuine Parts Co., 1.88%, 11/01/30	1,530	1,218,043
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)	200	181,103
Toyota Motor Credit Corp., 3.65%, 08/18/25	1,110	1,085,406

		5,950,367

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 1.9%
Bank of Montreal, 2.65%, 03/08/27(c)	$935	$863,481
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25	1,505	1,430,358
Cooperatieve Rabobank UA/New York, 5.00%, 01/13/25	445	445,043
Huntington National Bank, 5.65%, 01/10/30	250	239,566
ING Groep NV, 4.10%, 10/02/23	2,290	2,268,438
Royal Bank of Canada
3.63%, 05/04/27	1,030	986,337
5.00%, 02/01/33	10	10,119
Santander Holdings USA, Inc., (1 day SOFR + 2.36%), 6.50%, 03/09/29(b)	270	269,751
Santander U.K. Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	219,864
Toronto-Dominion Bank, 1.45%, 01/10/25(c)	1,420	1,336,144
Truist Financial Corp., 1.20%, 08/05/25	2,710	2,436,294
U.S. Bancorp, (1 day SOFR + 1.60%), 4.84%, 02/01/34(b)	530	514,272
Wells Fargo & Co.(b)
(1 day SOFR + 1.51%), 3.53%, 03/24/28	35	33,022
(1 day SOFR + 1.56%), 4.54%, 08/15/26	3,395	3,332,409
(1 day SOFR + 1.98%), 4.81%, 07/25/28	940	928,216
(1 day SOFR + 2.10%), 4.90%, 07/25/33	2,255	2,201,154
(1 day SOFR + 4.50%), 5.01%, 04/04/51	610	573,709
Westpac Banking Corp., 2.96%, 11/16/40	120	80,589

		18,168,766

Beverages — 1.1%
Coca-Cola Co., 3.00%, 03/05/51	90	70,121
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30(c)	1,784	1,575,829
Constellation Brands, Inc.
4.75%, 05/09/32	200	197,621
3.75%, 05/01/50	250	197,522
Diageo Capital PLC
2.13%, 04/29/32	380	315,309
5.50%, 01/24/33	1,335	1,445,052
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	1,661	1,592,390
4.05%, 04/15/32(c)	245	232,074
4.50%, 04/15/52	1,270	1,130,331
PepsiCo, Inc.
2.85%, 02/24/26	800	774,156
3.45%, 10/06/46	7	5,995
4.00%, 05/02/47	946	896,298
2.88%, 10/15/49	719	546,548
4.65%, 02/15/53	1,760	1,804,327

		10,783,573

Biotechnology — 0.6%
Amgen, Inc.
3.63%, 05/22/24	400	394,338
3.13%, 05/01/25	800	775,845
5.51%, 03/02/26	500	502,038
2.60%, 08/19/26	800	753,357
4.88%, 03/01/53	180	168,465
5.65%, 03/02/53(c)	165	171,716
4.40%, 02/22/62	410	346,312
Gilead Sciences, Inc., 3.50%, 02/01/25	400	391,994
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,640	2,136,434

		5,640,499

Security	Par (000)	Value

Broadline Retail — 0.0%
Bath & Body Works, Inc., 6.88%, 11/01/35	$200	$180,297

Building Materials — 0.1%
Boise Cascade Co., 4.88%, 07/01/30(a)	300	265,170
Eagle Materials, Inc., 2.50%, 07/01/31	415	339,886
Masco Corp., 2.00%, 10/01/30	160	127,809

		732,865

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	90	81,315
Home Depot, Inc.
4.00%, 09/15/25	245	243,207
5.40%, 09/15/40	200	209,982
3.13%, 12/15/49	360	266,042
4.95%, 09/15/52	120	119,890
Lowe’s Cos., Inc.
4.00%, 04/15/25	420	414,314
3.35%, 04/01/27	280	268,407
4.25%, 04/01/52	116	95,189
5.63%, 04/15/53	67	67,219
5.80%, 09/15/62	305	307,071

		2,072,636

Capital Markets — 0.6%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	894,333
Ares Capital Corp.
2.15%, 07/15/26	702	601,905
2.88%, 06/15/28	240	197,354
Bank of New York Mellon Corp., (1 day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	267,245
Barings BDC, Inc., 3.30%, 11/23/26	285	252,236
Blackstone Private Credit Fund, 4.70%, 03/24/25	220	210,734
Charles Schwab Corp., 2.45%, 03/03/27	345	309,019
FS KKR Capital Corp., 2.63%, 01/15/27	800	672,946
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	400	375,324
Nomura Holdings, Inc., 2.65%, 01/16/25	1,100	1,042,067
S&P Global, Inc., 2.45%, 03/01/27	840	787,772

		5,610,935

Chemicals — 0.3%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	143,532
CF Industries, Inc.
4.95%, 06/01/43(c)	1,125	970,119
5.38%, 03/15/44	20	18,054
EIDP, Inc., 2.30%, 07/15/30	500	430,057
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	1,590	1,586,379
RPM International, Inc., 3.75%, 03/15/27	105	99,829

		3,247,970

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(c)	1,095	1,023,825
United Rentals North America, Inc., 5.25%, 01/15/30	200	192,500

		1,216,325

Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 02/23/28	259	255,584
5.50%, 09/01/44	1,370	1,300,377

		1,555,961

2

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary — 0.8%
Carnival Corp.(a)
7.63%, 03/01/26(c)	$371	$338,538
10.50%, 06/01/30	500	480,000
NCL Corp. Ltd., 7.75%, 02/15/29(a)(c)	640	548,758
Quanta Services, Inc.
0.95%, 10/01/24	2,110	1,967,971
2.90%, 10/01/30	1,190	1,026,156
2.35%, 01/15/32	1,280	1,015,772
3.05%, 10/01/41	605	421,812
Royal Caribbean Cruises Ltd.(a)
5.50%, 08/31/26	680	636,174
11.63%, 08/15/27(c)	763	819,496

		7,254,677

Consumer Finance — 0.5%
American Express Co.
3.95%, 08/01/25	480	470,666
4.05%, 05/03/29	336	327,489
Block Financial LLC, 2.50%, 07/15/28	536	461,979
Mastercard, Inc.
4.88%, 03/09/28	805	829,824
3.65%, 06/01/49	280	238,884
S&P Global, Inc.
2.95%, 01/22/27(c)	685	657,199
2.30%, 08/15/60	2,113	1,222,505
Visa, Inc., 3.65%, 09/15/47	385	335,592

		4,544,138

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 02/15/28(a)	400	401,000
Conagra Brands, Inc.
5.30%, 11/01/38	440	430,450
5.40%, 11/01/48	340	332,788
Costco Wholesale Corp., 1.75%, 04/20/32	160	131,537
Dollar General Corp., 4.25%, 09/20/24	75	74,102
FirstCash, Inc., 5.63%, 01/01/30(a)	500	461,250
General Mills, Inc.
5.24%, 11/18/25	1,080	1,083,243
2.88%, 04/15/30	840	752,146
4.95%, 03/29/33	165	167,564
Kraft Heinz Foods Co.
3.88%, 05/15/27	575	561,400
4.88%, 10/01/49	350	325,204
Post Holdings, Inc., 5.50%, 12/15/29(a)	200	188,467

		4,909,151

Containers & Packaging — 0.0%
Packaging Corp. of America, 3.05%, 10/01/51	285	195,163

Distributors — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	1,050	991,988

Diversified Consumer Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	200	178,252

Diversified REITs — 0.5%
American Tower Corp.
3.38%, 10/15/26	110	104,221
3.65%, 03/15/27	950	902,337
3.70%, 10/15/49	190	139,331
Camden Property Trust, 2.80%, 05/15/30	240	207,863
Equinix, Inc., 2.63%, 11/18/24	225	216,599

Security	Par (000)	Value

Diversified REITs (continued)
Federal Realty Investment Trust, 3.50%, 06/01/30	$210	$185,286
Mid-America Apartments LP, 1.10%, 09/15/26	70	61,465
Public Storage
3.09%, 09/15/27	1,250	1,175,827
1.95%, 11/09/28	1,775	1,558,465
2.25%, 11/09/31(c)	525	435,467
Service Properties Trust, 4.95%, 10/01/29	200	151,000
Simon Property Group LP, 3.50%, 09/01/25	90	86,776

		5,224,637

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
1.70%, 03/25/26	3,620	3,330,400
4.85%, 03/01/39	695	652,484
3.80%, 12/01/57	1,323	982,208
Sprint Capital Corp.
6.88%, 11/15/28	299	321,285
8.75%, 03/15/32	200	243,500
Verizon Communications, Inc.
1.68%, 10/30/30	1,687	1,361,697
4.50%, 08/10/33	610	589,415
4.13%, 08/15/46	430	367,227

		7,848,216

Education — 0.1%
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	3,312
Series 2020, 2.82%, 06/01/70	30	18,639
Georgetown University, Series 20A, 2.94%, 04/01/50	27	18,413
Northwestern University, Series 2020, 2.64%, 12/01/50	266	186,940
President and Fellows of Harvard College, 2.52%, 10/15/50	54	36,999
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	47,678
University of Chicago
Series 20B, 2.76%, 04/01/45	148	115,705
Series C, 2.55%, 04/01/50	157	111,890
University of Southern California, Series 21A, 2.95%, 10/01/51	190	135,418
Yale University, Series 2020, 2.40%, 04/15/50	272	183,354

		858,348

Electric Utilities — 3.3%
AEP Texas, Inc.
5.25%, 05/15/52	140	136,652
Series I, 2.10%, 07/01/30	260	216,043
AEP Transmission Co. LLC
3.15%, 09/15/49	30	21,818
5.40%, 03/15/53	60	62,497
Series O, 4.50%, 06/15/52(c)	130	118,876
Alabama Power Co., 3.45%, 10/01/49	370	277,406
Ameren Corp., 2.50%, 09/15/24	65	62,422
Ameren Illinois Co., 3.25%, 03/15/50	130	96,710
American Electric Power Co., Inc., 2.03%, 03/15/24	1,115	1,078,610
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,190	1,124,834
Arizona Public Service Co.
3.15%, 05/15/25(c)	400	383,975
2.95%, 09/15/27	800	740,504
Atlantic City Electric Co., 2.30%, 03/15/31	570	479,788
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	116,873
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	449,927

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Black Hills Corp., 1.04%, 08/23/24	$200	$188,165
CenterPoint Energy Houston Electric LLC
Sereis AJ, 4.85%, 10/01/52	75	73,104
Series AH, Class AH, 3.60%, 03/01/52	55	43,500
CenterPoint Energy, Inc., 4.25%, 11/01/28(c)	170	162,838
Commonwealth Edison Co.
3.70%, 08/15/28(c)	1,200	1,151,941
2.20%, 03/01/30	500	429,472
4.00%, 03/01/49	90	75,255
Series 130, 3.13%, 03/15/51	70	50,227
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	640	671,816
Series A, 4.13%, 05/15/49	50	41,765
Series B, 3.13%, 11/15/27	800	748,028
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	180,494
Consumers Energy Co.
4.65%, 03/01/28	130	130,968
4.63%, 05/15/33	110	109,689
2.65%, 08/15/52	125	82,355
4.20%, 09/01/52	60	52,730
Dominion Energy, Inc.
3.90%, 10/01/25	500	487,743
5.38%, 11/15/32	140	143,468
DTE Electric Co., Series B, 3.65%, 03/01/52	217	172,523
DTE Energy Co., 4.22%, 11/01/24(c)(e)	250	247,185
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	103,981
Duke Energy Corp.
2.65%, 09/01/26	300	280,586
4.20%, 06/15/49	700	572,381
5.00%, 08/15/52(c)	60	55,814
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,328,648
Duke Energy Indiana LLC, 5.40%, 04/01/53	20	20,368
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	85,378
Entergy Corp., 0.90%, 09/15/25	285	256,601
Entergy Texas, Inc., 3.55%, 09/30/49	220	167,501
Evergy Kansas Central, Inc.
2.55%, 07/01/26	800	750,041
3.45%, 04/15/50	130	98,248
Evergy Metro, Inc., 3.65%, 08/15/25	300	289,661
Evergy, Inc., 2.90%, 09/15/29	50	44,812
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	937,625
Florida Power & Light Co.
4.05%, 10/01/44	500	437,791
3.15%, 10/01/49	40	30,053
2.88%, 12/04/51	90	63,156
Georgia Power Co., 3.25%, 04/01/26	800	763,345
Indiana Michigan Power Co., 5.63%, 04/01/53	50	52,062
Interstate Power and Light Co., 2.30%, 06/01/30	20	16,729
Kentucky Utilities Co., 3.30%, 06/01/50	60	43,490
MidAmerican Energy Co.
3.10%, 05/01/27	800	756,764
3.15%, 04/15/50	60	43,986
2.70%, 08/01/52	105	71,104
National Rural Utilities Cooperative Finance Corp.,
3.70%, 03/15/29	680	645,970
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24	470	458,556
3.55%, 05/01/27	245	234,188
2.25%, 06/01/30	200	169,056

Security	Par (000)	Value

Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.00%, 07/15/32	$50	$50,322
NSTAR Electric Co.
3.10%, 06/01/51	110	78,723
4.95%, 09/15/52	90	88,735
Oglethorpe Power Corp., 5.05%, 10/01/48(c)	130	118,613
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	320	268,077
4.60%, 06/01/52	40	36,937
4.95%, 09/15/52	70	69,124
Pacific Gas and Electric Co.
2.10%, 08/01/27	65	56,686
3.00%, 06/15/28	100	88,765
3.30%, 08/01/40	90	63,835
4.95%, 07/01/50	270	222,443
3.50%, 08/01/50	340	224,333
PacifiCorp., 4.13%, 01/15/49	280	239,218
PECO Energy Co., 3.05%, 03/15/51	70	49,675
PG&E Corp., 5.25%, 07/01/30	500	464,150
PPL Electric Utilities Corp., 5.25%, 05/15/53	130	134,520
Public Service Co. of Colorado
3.70%, 06/15/28	1,300	1,256,434
4.05%, 09/15/49	20	16,876
5.25%, 04/01/53(f)	40	40,744
Public Service Electric and Gas Co.
2.25%, 09/15/26	400	367,302
3.00%, 05/15/27(c)	500	472,328
3.70%, 05/01/28	800	770,745
3.10%, 03/15/32	85	75,942
2.05%, 08/01/50	105	62,249
San Diego Gas & Electric Co.
2.50%, 05/15/26	400	374,479
5.35%, 04/01/53	95	97,835
Sempra Energy, 3.70%, 04/01/29	140	129,984
Southern California Edison Co.
3.65%, 02/01/50	100	76,980
Series C, 4.13%, 03/01/48	370	305,916
Southern Co., 3.25%, 07/01/26	1,900	1,811,616
Tampa Electric Co., 3.45%, 03/15/51	35	25,833
Tucson Electric Power Co.
1.50%, 08/01/30	190	151,534
5.50%, 04/15/53	30	30,437
Union Electric Co.
4.00%, 04/01/48	230	190,168
5.45%, 03/15/53	10	10,453
Virginia Electric and Power Co.
3.30%, 12/01/49	320	235,718
Series A, 3.80%, 04/01/28	1,750	1,695,338
Series C, 4.63%, 05/15/52	110	99,885
Wisconsin Electric Power Co.
3.10%, 06/01/25(c)	800	765,173
4.75%, 09/30/32	20	20,112
Wisconsin Power and Light Co., 3.05%, 10/15/27	390	365,884
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	62,999
Xcel Energy, Inc.
4.00%, 06/15/28	900	874,494
3.50%, 12/01/49	50	38,457

		32,068,167

Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52(c)	90	86,527

4

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25	$125	$119,028
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,210,785
Xerox Holdings Corp., 5.50%, 08/15/28(a)	380	328,918

		1,658,731

Energy Equipment & Services — 0.0%
Enerflex Ltd., 9.00%, 10/15/27(a)	25	24,312

Environmental, Maintenance & Security Service — 0.1%
GFL Environmental, Inc., 4.75%, 06/15/29(a)	200	186,820
Waste Connections, Inc.
2.60%, 02/01/30	305	268,698
3.20%, 06/01/32	715	637,081

		1,092,599

Financial Services — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	310	300,556
1.65%, 10/29/24	565	528,523
2.45%, 10/29/26	220	197,456
4.63%, 10/15/27	170	164,333
3.00%, 10/29/28	210	183,335
3.30%, 01/30/32	1,335	1,105,951
Air Lease Corp., 3.38%, 07/01/25	275	261,986
Banco Santander SA
2.75%, 05/28/25	1,600	1,508,950
(1 year CMT + 0.45%), 0.70%, 06/30/24(b)	2,200	2,167,972
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	400	349,121
Bank of America Corp.(b)
(1 day SOFR + 0.41%), 0.52%, 06/14/24	365	361,323
(1 day SOFR + 0.96%), 1.73%, 07/22/27	2,140	1,918,960
(1 day SOFR + 1.15%), 1.32%, 06/19/26	2,030	1,855,642
(1 day SOFR + 1.75%), 4.83%, 07/22/26	945	933,981
(1 day SOFR + 1.99%), 6.20%, 11/10/28	735	768,356
(1 day SOFR + 2.04%), 4.95%, 07/22/28	985	979,361
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	1,283	1,275,728
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30	165	143,522
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	1,050	939,164
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	91	74,617
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52	315	236,656
Bank of Nova Scotia, 1.05%, 03/02/26	900	807,653
Barclays PLC(b)
(1 year CMT + 1.70%), 3.81%, 03/10/42	233	166,467
(1 year CMT + 2.30%), 5.30%, 08/09/26	965	945,117
Citigroup, Inc.
4.75%, 05/18/46	50	44,271
(1 day SOFR + 0.69%), 0.78%, 10/30/24(b)	8,880	8,632,263
(1 day SOFR + 0.77%), 1.46%, 06/09/27(b)	3,035	2,694,694
(1 day SOFR + 1.67%), 1.68%, 05/15/24(b)	800	796,712
(3 mo. Term SOFR + 1.16%), 3.35%, 04/24/25(b)	2,805	2,733,758
CME Group, Inc., 2.65%, 03/15/32	305	264,594
Deutsche Bank AG
(1 day SOFR + 1.72%), 3.04%, 05/28/32(b)	585	450,779
Series E, 0.96%, 11/08/23	445	424,865
Deutsche Bank AG/New York(b)
(1 day SOFR + 3.18%), 6.72%, 01/18/29	710	705,038
(1 day SOFR + 3.65%), 7.08%, 02/10/34	305	282,864
Goldman Sachs Group, Inc.
5.70%, 11/01/24	650	654,606
3.75%, 05/22/25	500	485,557

Security	Par (000)	Value

Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
3.50%, 11/16/26	$365	$348,590
3.85%, 01/26/27	1,090	1,051,459
2.60%, 02/07/30	2,380	2,042,389
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	550	527,062
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(b)	720	647,892
HSBC Holdings PLC(b)
(1 day SOFR + 1.43%), 3.00%, 03/10/26	735	693,230
(1 day SOFR + 1.51%), 4.18%, 12/09/25	1,640	1,592,776
(1 day SOFR + 2.53%), 4.76%, 03/29/33	980	885,809
(1 day SOFR + 2.87%), 5.40%, 08/11/33	1,690	1,670,405
(1 day SOFR + 4.25%), 8.11%, 11/03/33	720	806,346
Intercontinental Exchange, Inc., 3.00%, 06/15/50	495	346,820
JPMorgan Chase & Co.
3.30%, 04/01/26	266	256,499
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	1,600	1,500,462
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	816	733,155
(1 day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,063	994,683
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	1,150	1,147,941
(1 day SOFR + 2.08%), 4.91%, 07/25/33(b)	375	372,729
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	600	587,150
(3 mo. Term SOFR + 1.59%), 2.01%, 03/13/26(b)	2,120	1,997,992
Kimberly-Clark Corp., 2.88%, 02/07/50(c)	160	117,970
Lloyds Banking Group PLC(b)
(1 year CMT + 0.55%), 0.70%, 05/11/24	1,590	1,579,984
(1 year CMT + 2.30%), 4.98%, 08/11/33	430	411,653
Mitsubishi UFJ Financial Group, Inc.(b)
(1 year CMT + 0.55%), 0.95%, 07/19/25	1,820	1,713,751
(1 year CMT + 0.95%), 2.31%, 07/20/32	425	340,400
(1 year CMT + 0.97%), 2.49%, 10/13/32	315	254,283
Mizuho Financial Group, Inc., (1 day SOFR + 1.25%), 1.24%, 07/10/24(b)	2,845	2,809,803
Morgan Stanley
3.88%, 01/27/26	200	195,171
6.38%, 07/24/42	460	518,843
4.30%, 01/27/45	580	512,751
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,510	1,341,897
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	415	400,274
(5 year CMT + 2.43%), 5.95%, 01/19/38(b)	265	263,520
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25(b)	2,060	1,910,697
Nasdaq, Inc.
3.85%, 06/30/26	32	31,006
3.25%, 04/28/50	68	46,617
NatWest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(b)	290	288,481
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	1,325	1,256,095
1.47%, 07/08/25	1,049	960,580
5.77%, 01/13/33	760	793,718

		70,295,614

Food Products — 0.0%
Hershey Co., 2.65%, 06/01/50	105	73,847
Tyson Foods, Inc., 5.10%, 09/28/48	80	75,406

		149,253

Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	800	777,155
3.05%, 02/15/51	990	720,613
Canadian National Railway Co., 4.40%, 08/05/52	240	224,826

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
CSX Corp., 2.60%, 11/01/26	$800	$751,988
Union Pacific Corp.
3.25%, 08/15/25	400	388,533
3.25%, 02/05/50	90	68,400
2.97%, 09/16/62	95	62,820
3.75%, 02/05/70	40	30,662

		3,024,997

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.90%, 11/30/46(c)	1,310	1,347,156
Becton Dickinson and Co., 4.30%, 08/22/32	180	173,917
DH Europe Finance II SARL, 3.40%, 11/15/49	375	296,568
Medtronic Global Holdings SCA, 4.25%, 03/30/28	60	59,904

		1,877,545

Health Care Providers & Services — 1.4%
Allina Health System, Series 2021, 2.90%, 11/15/51	230	151,934
AmerisourceBergen Corp.
3.45%, 12/15/27	1,427	1,351,048
2.70%, 03/15/31	117	100,325
Banner Health, Series 2020, 3.18%, 01/01/50	119	85,649
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	62,042
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	112,865
CommonSpirit Health, 3.91%, 10/01/50	339	262,599
Elevance Health, Inc., 3.35%, 12/01/24	1,395	1,361,899
Fred Hutchinson Cancer Center, Series 2022,
4.97%, 01/01/52(c)	130	127,775
Hackensack Meridian Health, Inc., Series 2020,
2.88%, 09/01/50	58	39,491
HCA, Inc.
5.13%, 06/15/39	485	453,342
3.50%, 07/15/51	175	120,825
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	60,369
Humana, Inc.
3.85%, 10/01/24	1,000	983,037
5.75%, 03/01/28	215	223,286
Inova Health System Foundation, 4.07%, 05/15/52	18	15,494
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	41,713
Series 2021, 3.00%, 06/01/51	161	113,254
McKesson Corp.
0.90%, 12/03/25	1,465	1,324,324
5.25%, 02/15/26	1,840	1,844,925
Medline Borrower LP, 5.25%, 10/01/29(a)	200	173,522
Memorial Sloan-Kettering Cancer Center,
Series 2020, 2.96%, 01/01/50	46	32,501
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	57,781
Providence St Joseph Health Obligated Group,
Series 21A, 2.70%, 10/01/51	136	82,629
Sutter Health, Series 20A, 3.36%, 08/15/50	54	39,441
Tenet Healthcare Corp.
6.13%, 06/15/30(a)	200	197,300
6.88%, 11/15/31	300	286,500
UMass Memorial Health Care Obligated Group,
5.36%, 07/01/52	42	41,085
UnitedHealth Group, Inc.
2.30%, 05/15/31(c)	185	158,505
4.75%, 07/15/45	800	784,049

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.90%, 05/15/50(c)	$410	$290,412
3.25%, 05/15/51	5	3,757
5.88%, 02/15/53	570	640,676
5.05%, 04/15/53	520	525,613
3.13%, 05/15/60	730	510,778
6.05%, 02/15/63	325	370,026
WakeMed, Series A, 3.29%, 10/01/52	81	57,793

		13,088,564

Hotels, Restaurants & Leisure — 0.5%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.38%, 01/15/28(a)	1,250	1,153,937
Caesars Entertainment, Inc.(a)
8.13%, 07/01/27	200	204,000
7.00%, 02/15/30	200	203,500
Choice Hotels International, Inc., 3.70%, 12/01/29	438	393,346
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	380	368,771
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30	200	191,572
Marriott International, Inc., 5.00%, 10/15/27	170	170,352
McDonald’s Corp.
3.70%, 01/30/26(c)	380	373,477
3.63%, 09/01/49	1,800	1,440,791
5.15%, 09/09/52	350	355,895
Yum! Brands, Inc., 4.63%, 01/31/32	300	279,000

		5,134,641

Household Durables — 0.2%
NVR, Inc., 3.00%, 05/15/30	2,645	2,326,380

Independent Power and Renewable Electricity Producers(a) — 0.0%
Calpine Corp., 5.00%, 02/01/31	200	169,303
NRG Energy, Inc., 3.63%, 02/15/31	300	240,531

		409,834

Insurance — 1.1%
Aflac, Inc., 4.75%, 01/15/49(c)	575	537,824
Aon Global Ltd., 3.88%, 12/15/25	3,400	3,316,190
Arthur J Gallagher & Co., 3.50%, 05/20/51	580	417,035
Athene Holding Ltd.
3.95%, 05/25/51	30	20,631
3.45%, 05/15/52(c)	55	34,083
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	113,920
2.85%, 10/15/50	95	67,007
3.85%, 03/15/52	325	271,764
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	345,726
Brown & Brown, Inc., 4.20%, 03/17/32	120	107,887
Enstar Group Ltd., 3.10%, 09/01/31	805	620,042
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	360	302,777
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	105,178
4.20%, 03/01/48(c)	1,715	1,471,494
4.90%, 03/15/49	1,735	1,655,703
Principal Financial Group, Inc., 5.38%, 03/15/33	470	470,271
Progressive Corp.
4.13%, 04/15/47	295	259,422

6

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (continued)
3.70%, 03/15/52	$35	$27,948
Willis North America, Inc., 2.95%, 09/15/29(c)	940	827,986

		10,972,888

Interactive Media & Services — 0.1%
Alphabet, Inc.
2.00%, 08/15/26	800	749,336
2.25%, 08/15/60	335	206,523
Meta Platforms, Inc.
3.85%, 08/15/32	205	191,806
4.45%, 08/15/52	280	246,327

		1,393,992

Internet Software & Services — 0.1%
Booking Holdings, Inc., 4.63%, 04/13/30	315	314,799
VeriSign, Inc., 2.70%, 06/15/31	630	534,151

		848,950

IT Services — 1.1%
Fiserv, Inc.
5.45%, 03/02/28	790	806,877
5.60%, 03/02/33	865	897,114
Gartner, Inc., 4.50%, 07/01/28(a)(c)	500	474,600
International Business Machines Corp.
4.00%, 07/27/25	2,350	2,323,476
4.40%, 07/27/32(c)	2,905	2,829,333
4.25%, 05/15/49	565	485,909
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	20,078
Verisk Analytics, Inc.
4.00%, 06/15/25	1,400	1,366,733
4.13%, 03/15/29	1,056	1,009,681

		10,213,801

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31	1,115	934,534

Machinery — 0.4%
Deere & Co., 2.75%, 04/15/25	215	208,460
IDEX Corp., 2.63%, 06/15/31	3,039	2,563,382
John Deere Capital Corp., 3.40%, 06/06/25	595	583,007
Otis Worldwide Corp.
3.11%, 02/15/40	70	54,291
3.36%, 02/15/50	70	51,948

		3,461,088

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29(c)	545	520,475
7.38%, 03/01/31	250	246,094
Comcast Corp.
3.38%, 02/15/25	1,590	1,557,243
2.35%, 01/15/27	400	372,593
4.65%, 02/15/33(c)	1,570	1,578,002
DISH DBS Corp.
7.75%, 07/01/26	425	280,500
7.38%, 07/01/28(c)	411	234,541
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,462,590
3.45%, 03/01/32	775	675,595
Fox Corp., 4.03%, 01/25/24	340	336,301
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29(c)	500	396,250
8.75%, 05/15/30	490	488,045

Security	Par (000)	Value

Media (continued)
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	$58,670
Thomson Reuters Corp., 3.35%, 05/15/26	800	765,572
Time Warner Cable LLC, 4.50%, 09/15/42	500	383,976
Univision Communications, Inc., 7.38%, 06/30/30(a)	600	567,264
Virgin Media Finance PLC, 5.00%, 07/15/30(a)	200	165,306

		10,089,017

Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	2,475	2,504,956
4.90%, 02/28/33	565	576,432
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	200	192,500
Nucor Corp., 3.13%, 04/01/32(c)	195	172,413
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	1,575	1,322,257
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	230	158,558
Rio Tinto Finance USA PLC, 5.13%, 03/09/53	920	947,456
Southern Copper Corp., 3.88%, 04/23/25	152	146,946
Vale Overseas Ltd.
3.75%, 07/08/30	100	89,275
6.88%, 11/21/36	160	166,672

		6,277,465

Multi-Utilities — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27	400	378,275
1.50%, 01/15/31	30	23,947
5.75%, 10/15/52	105	114,507
National Fuel Gas Co., 2.95%, 03/01/31	40	32,140
NiSource, Inc.
3.60%, 05/01/30	60	55,363
3.95%, 03/30/48	310	250,224
5.00%, 06/15/52	20	19,007
ONE Gas, Inc., 4.25%, 09/01/32	290	282,196
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	500	464,417
Southern California Gas Co., Series TT, 2.60%, 06/15/26	800	751,582
Southwest Gas Corp.
3.70%, 04/01/28	230	216,632
2.20%, 06/15/30	85	70,142
Washington Gas Light Co., 3.65%, 09/15/49	30	22,940

		2,681,372

Oil, Gas & Consumable Fuels — 3.3%
Canadian Natural Resources Ltd., 2.95%, 07/15/30(c)	551	478,494
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	2,900	2,902,204
3.70%, 11/15/29	846	778,707
Chevron Corp.
1.55%, 05/11/25	550	518,655
3.08%, 05/11/50	60	45,412
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	600	583,238
ConocoPhillips Co., 3.80%, 03/15/52(c)	85	70,293
Continental Resources, Inc., 4.38%, 01/15/28	100	94,270
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	400	359,540
DCP Midstream Operating LP, 3.25%, 02/15/32	222	187,197
Diamondback Energy, Inc., 6.25%, 03/15/33	125	132,097
Enbridge, Inc.
2.50%, 08/01/33	150	120,874

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
3.40%, 08/01/51	$195	$137,413
Energy Transfer LP
5.75%, 02/15/33	1,340	1,372,401
5.00%, 05/15/50	855	729,767
EQM Midstream Partners LP, 7.50%, 06/01/27(a)	200	200,796
EQT Corp., 7.00%, 02/01/30	470	491,940
Equinor ASA
3.25%, 11/10/24	400	392,546
3.25%, 11/18/49	500	385,372
Exxon Mobil Corp.
2.99%, 03/19/25	2,170	2,112,364
3.45%, 04/15/51(c)	625	497,636
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	200	185,950
Hess Corp., 5.60%, 02/15/41	165	159,051
Kinder Morgan, Inc.
4.80%, 02/01/33(c)	717	691,780
5.20%, 06/01/33	260	258,309
5.55%, 06/01/45	375	354,694
Marathon Petroleum Corp.
4.50%, 04/01/48	93	76,166
5.00%, 09/15/54	182	156,525
MPLX LP
4.88%, 12/01/24	209	207,711
4.50%, 04/15/38	125	111,113
5.20%, 03/01/47	70	62,704
4.70%, 04/15/48	805	675,919
5.50%, 02/15/49	685	637,144
4.95%, 03/14/52	3,125	2,716,183
4.90%, 04/15/58	340	282,600
New Fortress Energy, Inc., 6.50%, 09/30/26(a)(c)	650	598,000
ONEOK Partners LP
4.90%, 03/15/25	2,000	1,986,979
6.13%, 02/01/41(c)	75	73,455
ONEOK, Inc.
2.75%, 09/01/24	1,475	1,426,846
6.35%, 01/15/31	1,140	1,194,913
6.10%, 11/15/32	590	610,795
7.15%, 01/15/51	80	85,202
Pioneer Natural Resources Co., 2.15%, 01/15/31	150	123,211
Plains All American Pipeline LP/PAA Finance Corp.,
4.90%, 02/15/45	170	136,220
Shell International Finance BV
6.38%, 12/15/38	67	77,340
3.00%, 11/26/51	178	128,233
Targa Resources Corp., 4.95%, 04/15/52	190	157,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30	1,100	1,074,953
4.88%, 02/01/31	910	851,473
4.00%, 01/15/32	1,940	1,690,788
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	793,141
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50	95	75,527
Transocean, Inc., 8.75%, 02/15/30(a)	300	306,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	$200	$201,500
Williams Cos., Inc.
8.75%, 03/15/32	790	949,401
3.50%, 10/15/51	545	387,142

		32,095,817

Passenger Airlines(a) — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 04/20/29	1,135	1,088,733
United Airlines, Inc., 4.63%, 04/15/29	750	678,376

		1,767,109

Personal Care Products — 0.2%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	84,287
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)	347	324,007
Procter & Gamble Co., 1.20%, 10/29/30	645	527,006
Unilever Capital Corp., 2.00%, 07/28/26	800	746,972

		1,682,272

Pharmaceuticals — 1.8%
AbbVie, Inc.
2.60%, 11/21/24	3,520	3,397,185
4.05%, 11/21/39	50	44,662
4.40%, 11/06/42	135	123,386
4.70%, 05/14/45	145	135,869
4.25%, 11/21/49	410	361,815
AstraZeneca PLC
3.13%, 06/12/27	990	944,063
4.38%, 11/16/45	200	192,199
Bristol-Myers Squibb Co.
2.55%, 11/13/50	1,070	715,884
3.90%, 03/15/62	55	45,606
Cigna Corp., 3.75%, 07/15/23	444	441,845
Cigna Group, 3.40%, 03/15/51	665	489,334
CVS Health Corp.
3.00%, 08/15/26	75	71,564
4.78%, 03/25/38(c)	265	252,619
5.13%, 07/20/45	185	175,502
5.05%, 03/25/48	315	294,684
4.25%, 04/01/50	315	263,209
Eli Lilly and Co.
2.75%, 06/01/25	378	365,785
4.88%, 02/27/53	465	480,813
4.95%, 02/27/63	160	164,623
Johnson & Johnson
3.63%, 03/03/37	195	180,306
3.70%, 03/01/46	529	473,707
Merck & Co., Inc.
0.75%, 02/24/26(c)	5,085	4,655,819
4.00%, 03/07/49	330	296,917
Novartis Capital Corp., 2.75%, 08/14/50	271	200,477
Pfizer, Inc., 7.20%, 03/15/39	80	100,713
Viatris, Inc.
1.65%, 06/22/25	180	165,059
4.00%, 06/22/50	150	98,629

8

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc.
3.00%, 09/12/27	$1,800	$1,696,593
3.90%, 08/20/28	5	4,864
3.00%, 05/15/50	100	71,438

		16,905,169

Real Estate — 0.0%
Prologis LP, 5.25%, 06/15/53	145	145,163
VICI Properties LP, 5.63%, 05/15/52(c)	182	163,886

		309,049

Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26	670	659,392

Retail REITs — 0.0%
Realty Income Corp.
4.85%, 03/15/30	95	93,592
5.63%, 10/13/32(c)	170	176,527

		270,119

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.
2.95%, 04/01/25(c)	225	217,458
1.70%, 10/01/28	385	334,805
2.80%, 10/01/41	240	183,218
2.95%, 10/01/51	180	131,885
Broadcom, Inc.
3.15%, 11/15/25	198	189,444
4.00%, 04/15/29(a)	1,860	1,739,885
3.14%, 11/15/35(a)	475	365,303
3.50%, 02/15/41(a)	1,110	837,268
3.75%, 02/15/51(a)(c)	1,365	1,005,261
Flex Ltd.
3.75%, 02/01/26	5	4,793
4.88%, 06/15/29	745	714,798
Intel Corp., 3.40%, 03/25/25	865	849,738
Jabil, Inc., 1.70%, 04/15/26	1,055	947,219
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	205,795
Micron Technology, Inc., 6.75%, 11/01/29	180	191,218
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)	190	180,001
Texas Instruments, Inc.
1.75%, 05/04/30	482	408,317
2.70%, 09/15/51(c)	870	626,622

		9,133,028

Software — 0.6%
Activision Blizzard, Inc., 2.50%, 09/15/50	125	83,787
Electronic Arts, Inc., 2.95%, 02/15/51	250	172,076
Intuit, Inc., 1.65%, 07/15/30	71	59,060
Microsoft Corp.
2.53%, 06/01/50	325	229,964
3.04%, 03/17/62	365	273,541
Oracle Corp.
2.50%, 04/01/25	370	354,283
2.95%, 05/15/25	800	770,205
4.50%, 05/06/28	350	345,788
4.65%, 05/06/30	235	228,825
2.88%, 03/25/31	615	526,257
4.90%, 02/06/33	715	700,319
3.65%, 03/25/41	940	725,221
3.95%, 03/25/51	300	225,743

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
5.55%, 02/06/53	$450	$428,419
3.85%, 04/01/60	420	293,006
Roper Technologies, Inc., 3.65%, 09/15/23	310	307,161
ServiceNow, Inc., 1.40%, 09/01/30	72	58,003

		5,781,658

Specialty Retail — 0.0%
AutoZone, Inc., 4.50%, 02/01/28	180	178,428

Technology Hardware, Storage & Peripherals — 0.6%
Adobe, Inc., 2.15%, 02/01/27	2,090	1,941,469
Apple, Inc.
3.00%, 06/20/27	925	893,362
1.40%, 08/05/28	850	744,714
2.70%, 08/05/51	890	627,016
3.95%, 08/08/52	45	40,301
2.55%, 08/20/60(c)	95	62,696
2.85%, 08/05/61	450	310,274
4.10%, 08/08/62	270	240,674
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	440	445,548
6.10%, 04/01/26(c)	200	201,829

		5,507,883

Tobacco — 1.8%
Altria Group, Inc.
4.80%, 02/14/29	2,415	2,395,767
2.45%, 02/04/32	1,550	1,220,128
5.80%, 02/14/39	1,127	1,100,239
4.45%, 05/06/50	215	160,278
3.70%, 02/04/51	430	289,878
4.00%, 02/04/61	365	257,066
BAT Capital Corp.
2.26%, 03/25/28	449	384,949
4.91%, 04/02/30	673	649,863
2.73%, 03/25/31	1,110	899,782
7.75%, 10/19/32	955	1,057,824
4.39%, 08/15/37	420	342,575
3.73%, 09/25/40	125	89,272
4.54%, 08/15/47	560	417,049
4.76%, 09/06/49	335	256,922
Philip Morris International, Inc.
0.88%, 05/01/26	2,670	2,393,872
2.10%, 05/01/30(c)	670	556,878
5.75%, 11/17/32	710	745,080
5.38%, 02/15/33	290	296,261
6.38%, 05/16/38	2,010	2,197,539
4.25%, 11/10/44	1,530	1,274,214

		16,985,436

Transportation Infrastructure — 0.0%
Ryder System, Inc., 5.65%, 03/01/28	140	141,845
United Parcel Service, Inc., 5.30%, 04/01/50(c)	280	299,889

		441,734

Utilities — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	270	240,330
Essential Utilities, Inc.
3.57%, 05/01/29	630	585,581

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Essential Utilities, Inc. (continued) 2.70%, 04/15/30	$380	$328,357
Vistra Operations Co. LLC, 5.00%, 07/31/27(a)	500	472,750

		1,627,018

Wireless Telecommunication Services — 0.9%
American Tower Corp., 1.30%, 09/15/25	680	622,542
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28	1,145	1,116,839
5.30%, 01/15/29	895	853,964
Rogers Communications, Inc.(a)
3.20%, 03/15/27(c)	520	489,256
3.80%, 03/15/32	660	592,317
4.50%, 03/15/42	650	560,162
4.55%, 03/15/52	250	205,643
T-Mobile USA, Inc.
3.50%, 04/15/25	25	24,306
4.50%, 04/15/50	335	291,749
3.30%, 02/15/51	245	174,208
5.65%, 01/15/53	1,195	1,223,940
3.60%, 11/15/60	970	691,386
5.80%, 09/15/62	985	1,020,556
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)	500	305,005

		8,171,873

Total Corporate Bonds — 39.0% (Cost: $404,223,249)		375,298,308

Foreign Agency Obligations

Indonesia — 0.1%
Indonesia Government International Bond 4.75%, 07/18/47(a)(c)	500	466,305
3.35%, 03/12/71	200	138,022

		604,327

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	298,301

Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27(c)	1,145	1,128,970
6.05%, 01/11/40	100	101,550
4.50%, 01/31/50	340	273,976
3.77%, 05/24/61	735	495,115

		1,999,611

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60	420	274,260

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51(c)	455	332,377

Security	Par (000)	Value

Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	$200	$137,022
3.20%, 07/06/46	200	148,272

		285,294

Uruguay — 0.1%
Uruguay Government International Bond(c)
5.10%, 06/18/50	1,000	1,003,000
4.98%, 04/20/55	50	49,125

		1,052,125

Total Foreign Agency Obligations — 0.5% (Cost: $5,712,558)		4,846,295

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	121,677
Series S-1, 6.92%, 04/01/40	50	59,430
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	540	389,954
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	433,542
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	84,324
Series N, 3.71%, 05/15/2120	85	57,104
State of California, GO, BAB, 7.60%, 11/01/40	300	389,687
State of California, Refunding GO, 3.50%, 04/01/28	500	479,187
University of California, RB, Series AD, 4.86%, 05/15/2112	115	104,052
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	136,613

		2,255,570

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	155,497

Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	101,171

Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(c)	110	102,964
Sales Tax Securitization Corp., Refunding RB,
Series B, 2nd Lien, 3.24%, 01/01/42	140	113,015
State of Illinois, GO, 5.10%, 06/01/33	255	254,069

		470,048

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	63,122

10

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	$115	$89,179
Series D, 3.20%, 07/01/50	80	57,604

		146,783

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	295	212,702

Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52(c)	38	31,303
Series A, 4.45%, 04/01/2122	69	60,965
Series B, 3.50%, 04/01/52	67	55,967
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	207,992

		356,227

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	184,053

New York — 0.2%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	385,080
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	284,708
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	114,707
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43	255	210,416
Port Authority of New York & New Jersey, ARB 192nd Series, 4.81%, 10/15/65	50	49,976
210th Series, 4.03%, 09/01/48(c)	500	446,683
Port Authority of New York & New Jersey, RB, 191th Series, 4.82%, 06/01/45	200	195,797

		1,687,367

Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB,
Series A2, 4.62%, 06/01/44	110	108,479

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB,
Series D, 2.84%, 09/01/50	80	57,779

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	69,174
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	69,206
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	260	192,606

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	$100	$75,158
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	670,100

		1,076,244

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	41,301

Total Municipal Bonds — 0.7% (Cost: $8,447,427)		6,916,343

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 4.4%
American Home Mortgage Investment Trust,
Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 3.69%, 10/25/34(b)	7	6,419
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 05/25/42(a)(b)	5	4,288
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 7.30%, 07/25/31	706	707,183
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 7.15%, 08/25/31	711	710,877
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 7.00%, 09/25/31	629	629,060
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 6.95%, 10/25/39	258	258,886
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 7.25%, 04/25/31	719	719,059
Series 2021-R01, Class 1M1, (30 day Average SOFR + 0.75%), 5.31%, 10/25/41	1,406	1,397,027
Series 2021-R01, Class 1M2, (30 day Average SOFR + 1.55%), 6.11%, 10/25/41	3,040	2,952,751
Series 2022-R01, Class 1M1, (30 day Average SOFR + 1.00%), 5.56%, 12/25/41	4,757	4,702,178
Series 2022-R02, Class 2M1, (30 day Average SOFR + 1.20%), 5.76%, 01/25/42	4,263	4,228,933
Series 2023-R02, Class 1M2, (30 day Average SOFR + 3.35%), 7.92%, 01/25/43	420	418,473
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,810
Fannie Mae Connecticut Avenue Securities(b)
Series 2017-C05, Class 1EB3, (1 mo. LIBOR US + 1.20%), 6.05%, 01/25/30	1,369	1,364,895
Series 2018-C01, Class 1ED2, (1 mo. LIBOR US + 0.85%), 5.70%, 07/25/30	351	348,543
Series 2018-C01, Class 1M2C, (1 mo. LIBOR US + 2.25%), 7.10%, 07/25/30	2,150	2,166,161
Series 2018-C03, Class 1B1, (1 mo. LIBOR US + 3.75%), 8.60%, 10/25/30	1,500	1,552,463
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 6.55%, 01/25/50	3,201	3,185,226

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2021-DNA3, Class M1, (30 day Average SOFR + 0.75%), 5.31%, 10/25/33	$262	$260,518
Series 2021-DNA3, Class M2, (30 day Average SOFR + 2.10%), 6.66%, 10/25/33	670	647,408
Series 2021-DNA6, Class M1, (30 day Average SOFR + 0.80%), 5.36%, 10/25/41	3,669	3,636,221
Series 2021-HQA1, Class M1, (30 day Average SOFR + 0.70%), 5.26%, 08/25/33	26	25,560
Series 2021-HQA2, Class M1, (30 day Average SOFR + 0.70%), 5.26%, 12/25/33	1,091	1,084,121
Series 2022-HQA1, Class M1A, (30 day Average SOFR + 2.10%), 6.66%, 03/25/42	1,125	1,125,324
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 8.10%, 07/25/29	4,636	4,752,195
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.65%), 7.50%, 12/25/29	651	659,634
Series 2020-HQA5, Class M2, (30 day Average SOFR + 2.60%), 7.16%, 11/25/50(a)	4,258	4,261,895
Series 2021-DNA2, Class M1, (30 day Average SOFR + 0.80%), 5.36%, 08/25/33(a)	137	136,553
STACR Trust(a)(b)
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 6.50%, 04/25/43	196	196,452
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 6.50%, 04/25/43	58	57,824

		42,198,937

Commercial Mortgage-Backed Securities — 3.0%
Bank
Class A3, 3.97%, 09/15/60	2,800	2,624,292
Series 2021-BN35, Class A5, 2.29%, 06/15/64	920	743,501
Series 2021-BN36, Class A5, 2.47%, 09/15/64	920	752,331
Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.72%, 03/15/62	2,390	2,195,719
Citigroup Commercial Mortgage Trust Series 2016-C1, Class A4, 3.21%, 05/10/49	1,290	1,206,532
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	521,879
Series 2017-P8, Class AS, 3.79%, 09/15/50(b)	2,090	1,868,441
Commercial Mortgage Trust Series 2013-CR11, Class B, 5.11%, 08/10/50(b)	380	374,127
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	653,528
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,290	1,201,362
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(b)	150	138,532
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.09%, 07/10/46(b)	170	169,285
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	714,653
Series 2015-GC30, Class B, 4.03%, 05/10/50(b)	300	273,534
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	1,931,321
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)(d)	210	10,823
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(b)	281	279,560
Series 2013-C17, Class A3, 3.93%, 01/15/47	757	749,693
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,088,413
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,085	1,036,153

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.69%, 03/15/50	$1,160	$1,089,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46	460	453,137
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, 3.78%, 05/15/48(b)	550	527,002
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	843,447
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	2,613,558
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	484,691
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,310,731
WFRBS Commercial Mortgage Trust Series 2012-C10, Class AS, 3.24%, 12/15/45	130	123,320
Series 2013-C18, Class A5, 4.16%, 12/15/46(b)	620	609,009
Series 2014-C23, Class A4, 3.65%, 10/15/57	262	253,149
Series 2014-C23, Class AS, 4.21%, 10/15/57(b)	1,140	1,096,376

		28,937,429

Total Non-Agency Mortgage-Backed Securities — 7.4% (Cost: $74,520,385)		71,136,366

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities, 5.50%, 02/01/53	597	612,448

Collateralized Mortgage Obligations(a)(b) — 0.3%
Freddie Mac STACR REMIC Trust
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 6.90%, 11/25/49	241	240,816
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 6.75%, 01/25/50	1,212	1,211,578
Freddie Mac STACR Trust
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 6.80%, 10/25/49	558	557,053
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 5.80%, 11/25/48	1,361	1,353,949

		3,363,396

Mortgage-Backed Securities — 36.8%
Fannie Mae(b)
Series 2014-M3, Class A2, 3.50%, 01/25/24	423	416,466
Series 2016-M13, Class A2, 2.51%, 09/25/26	618	584,580
Series 2018-M1, Class A2, 2.99%, 12/25/27	1,131	1,075,603
Series 2018-M7, Class A2, 3.03%, 03/25/28	1,463	1,380,363
Series 2018-M8, Class A2, 3.30%, 06/25/28	3,405	3,269,280
Fannie Mae Mortgage-Backed Securities 3.00%, 02/01/47	67	62,751
4.00%, 02/01/47 - 02/01/57	1,206	1,174,698
3.50%, 11/01/51	3,486	3,282,265
(11th District Cost of Funds + 1.25%), 3.32%, 09/01/34(b)	70	67,632
(12 mo. LIBOR US + 1.40%), 4.15%, 04/01/35(b)	25	24,752
(12 mo. LIBOR US + 1.53%), 3.21%, 05/01/43(b)	16	15,936
(12 mo. LIBOR US + 1.54%), 3.39%, 06/01/43(b)	30	30,075
(12 mo. LIBOR US + 1.71%), 3.08%, 04/01/40(b)	3	2,758
(12 mo. LIBOR US + 1.75%), 4.00%, 08/01/41(b)	22	21,796
(12 mo. LIBOR US + 1.78%), 4.07%, 01/01/42(b)	7	6,630
(12 mo. LIBOR US + 1.81%), 4.24%, 02/01/42(b)	1	947
(12 mo. LIBOR US + 1.82%), 4.07%, 09/01/41(b)	19	19,700
(6 mo. LIBOR US + 1.04%), 3.16%, 05/01/33(b)	3	2,723
(6 mo. LIBOR US + 1.36%), 3.70%, 10/01/32(b)	10	9,436

12

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/24 - 01/01/49	$1,055		$1,054,238
4.00%, 10/01/24 - 01/01/49	3,954		3,863,762
5.00%, 08/01/25 - 03/01/48	340		346,309
3.50%, 04/01/26 - 04/01/49	6,117		5,806,196
2.50%, 02/01/27	333		321,992
3.00%, 05/01/27 - 10/01/47	5,113		4,727,119
6.00%, 11/01/28 - 04/01/38	211		217,227
6.50%, 06/01/29 - 08/01/36	217		231,598
7.50%, 12/01/30	—	(g)	335
5.50%, 05/01/33 - 08/01/38	508		520,512
(1 year CMT + 2.34%), 3.15%, 04/01/32(b)	21		20,081
(11th District Cost of Funds + 1.25%), 3.32%, 11/01/27(b)	33		32,314
(12 mo. LIBOR US + 1.50%), 3.25%, 06/01/43(b)	1		732
(12 mo. LIBOR US + 1.60%), 2.44%, 08/01/43(b)	6		5,690
(12 mo. LIBOR US + 1.65%), 2.44%, 05/01/43(b)	33		33,326
(12 mo. LIBOR US + 1.71%), 3.97%, 08/01/41(b)	17		17,519
(12 mo. LIBOR US + 1.75%), 2.82%, 04/01/38(b)	30		28,921
(12 mo. LIBOR US + 1.75%), 4.19%, 02/01/40(b)	19		19,126
(12 mo. LIBOR US + 1.79%), 4.04%, 09/01/32(b)	1		1,440
(12 mo. LIBOR US + 1.89%), 3.97%, 07/01/41(b)	8		8,258
(12 mo. LIBOR US + 1.90%), 4.15%, 01/01/42(b)	1		527
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,590		1,516,673
Series K060, Class A2, 3.30%, 10/25/26	1,190		1,150,686
Series K061, Class A2, 3.35%, 11/25/26(b)	1,590		1,533,140
Series K072, Class A2, 3.44%, 12/25/27	1,190		1,151,688
Series K076, Class A2, 3.90%, 04/25/28	2,390		2,358,221
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/38	47		50,161
7.50%, 08/20/30	2		2,020
6.00%, 01/15/32 - 10/20/38	116		123,017
5.00%, 11/20/33 - 04/20/53(h)	1,296		1,323,531
5.50%, 05/20/36 - 04/20/53(h)	1,393		1,420,685
4.50%, 03/15/39 - 04/20/53(h)	5,112		5,067,087
4.00%, 09/15/40 - 04/20/53(h)	5,298		5,157,922
3.50%, 01/15/41 - 04/20/53(h)	7,873		7,491,869
3.00%, 01/20/43 - 04/20/53(h)	11,529		10,617,104
2.50%, 12/20/46 - 08/20/52	17,077		14,954,816
2.00%, 08/20/50 - 03/20/52(i)	15,569		13,246,401
Uniform Mortgage-Backed Securities
5.00%, 01/01/24 - 04/13/53(h)	41,134		41,066,496
4.00%, 06/01/24 - 04/13/53(h)	33,402		32,126,976
4.50%, 11/01/24 - 04/13/53(h)	8,132		8,042,031
3.00%, 12/01/26 - 04/13/53(h)	26,552		24,289,995
2.50%, 09/01/28 - 04/13/53(h)	67,637		59,075,935
7.50%, 09/01/29	2		1,673
6.50%, 12/01/30 - 01/01/36	366		381,279
3.50%, 11/01/31 - 06/01/49	14,424		13,705,431
6.00%, 11/01/31 - 09/01/38	475		491,513
7.00%, 01/01/32 - 06/01/32	14		14,622
5.50%, 10/01/32 - 04/13/53(h)	3,873		3,950,806

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
2.00%, 12/01/35 - 03/01/52(h)	$76,685	$64,905,075
1.50%, 03/01/36 - 11/01/51(h)	13,070	10,847,871

		354,770,337

Total U.S. Government Sponsored Agency Securities — 37.2% (Cost: $389,716,408)		358,746,181

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.38%, 11/15/48	11,000	10,289,297

Total U.S. Treasury Obligations — 1.1% (Cost: $10,117,105)		10,289,297

Total Long-Term Investments — 97.6% (Cost: $1,008,805,138)		939,859,516

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(j)(k)(l)	20,329,956	20,336,055
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(j)(k)	100,000	100,000

		20,436,055

	Par (000)

U.S. Government Sponsored Agency Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, 5.00%, 07/01/23	$— (g)	433
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 04/25/23(b)	143	142,008

		142,441

U.S. Treasury Obligations — 12.1%
U.S. Treasury Bills(m)
2.97%, 06/15/23	60,150	59,583,903
2.98%, 06/15/23	57,650	57,107,432

		116,691,335

Total Short-Term Securities — 14.3% (Cost: $137,242,135)		137,269,831

Total Investments Before TBA Sale Commitments — 111.9% (Cost: $1,146,047,273)		1,077,129,347

TBA Sale Commitments(h)

Mortgage-Backed Securities — (4.0)%
Ginnie Mae Mortgage-Backed Securities, 4.50%, 04/20/53	(600)	(590,971)
Uniform Mortgage-Backed Securities
2.00%, 04/17/38	(500)	(451,118)
2.50%, 04/13/53	(21,098)	(18,183,839)
3.00%, 04/13/53	(2,000)	(1,794,519)
3.50%, 04/13/53	(782)	(726,433)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.00%, 04/13/53	$(17,025)	$(16,282,881)
5.50%, 04/13/53	(600)	(606,059)

Total TBA Sale Commitments — (4.0)% (Proceeds: $(38,122,038))		(38,635,820)

Total Investments, Net of TBA Sale Commitments — 107.9% (Cost: $1,107,925,235)		1,038,493,527

Liabilities in Excess of Other Assets — (7.9)%		(75,721,448)

Net Assets — 100.0%		$ 962,772,079

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	When-issued security.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Master Portfolio.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)	Rates are discount rates or a range of discount rates as of period end.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$182,997,233	$—	$(162,680,561	)(a)	$40,984	$(21,601)	$20,336,055	20,329,955	$272,414	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	1,076		—

					$40,984	$(21,601)	$20,436,055		$273,490		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Australian Treasury Bonds	25	06/15/23	$2,054	$(17,646)
10-Year Canadian Bond	77	06/21/23	7,188	103,271
10-Year U.S. Treasury Note	585	06/21/23	67,312	1,759,038
10-Year U.S. Ultra Long Treasury Note	135	06/21/23	16,371	482,139
U.S. Long Bond	434	06/21/23	57,003	2,550,293
Ultra U.S. Treasury Bond	166	06/21/23	23,515	972,196
Long Gilt	86	06/28/23	10,964	216,813
2-Year U.S. Treasury Note	10	06/30/23	2,066	7,832
5-Year U.S. Treasury Note	696	06/30/23	76,315	1,601,670

				7,675,606

14

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
Euro BTP	25	06/08/23	$3,127	$(118,688)
Euro Bund	189	06/08/23	27,843	(976,539)
Euro OAT	41	06/08/23	5,791	19,635

				(1,075,592)

				$6,600,014

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	920,000	USD	1,000,481	Bank of America N.A.	06/21/23	$1,641
EUR	1,915,720	USD	2,074,114	Morgan Stanley & Co. International PLC	06/21/23	12,609
USD	364,786	HKD	2,850,000	JPMorgan Chase Bank N.A.	06/21/23	416

						14,666

USD	313,068	AUD	470,000	Bank of America N.A.	06/21/23	(1,996)
USD	612,010	EUR	570,000	Morgan Stanley & Co. International PLC	06/21/23	(8,870)
USD	1,240,882	EUR	1,150,000	Morgan Stanley & Co. International PLC	06/21/23	(11,771)
USD	597,393	EUR	560,000	Standard Chartered Bank	06/21/23	(12,594)
USD	161,123	EUR	150,000	Toronto-Dominion Bank	06/21/23	(2,267)
USD	1,633,483	GBP	1,350,000	Morgan Stanley & Co. International PLC	06/21/23	(34,423)
USD	72,593	GBP	60,000	Royal Bank of Canada	06/21/23	(1,536)
USD	123,835	NOK	1,310,000	Bank of America N.A.	06/21/23	(1,726)

						(75,183)

						$(60,517)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	USD	20,316	$(344,578)	$20,684	$(365,262)
CDX.NA.IG.40.V1	1.00	Quarterly	06/20/28	USD	75,900	(897,516)	(357,236)	(540,280)

						$(1,242,094)	$(336,552)	$(905,542)

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

6-Month EURIBOR, 3.34%	Semi-Annual	3.75%	Annual	06/21/23	(a)	06/21/25	EUR	58,300	$428,031	$514,655	$(86,624)
1-Day SONIA, 4.18%	Annual	3.93%	Annual	06/21/23	(a)	06/21/25	GBP	50,710	(339,150)	196,766	(535,916)
0.18%	Annual	1-Day FEDL, 4.83%	Annual	N/A		10/20/25	USD	2,500	266,426	—	266,426
1-Day SOFR, 4.80%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(267,404)	—	(267,404)
3.16%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	06/21/23	(a)	06/21/26	EUR	17,280	26,682	(7,146)	33,828
3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	3.41%	Semi-Annual	06/21/23	(a)	06/21/26	CAD	4,890	(23,870)	(24,122)	252
3.53%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	06/21/23	(a)	06/21/26	CAD	2,160	5,101	2,555	2,546
1-Day SOFR, 4.80%	Annual	3.55%	Annual	06/21/23	(a)	06/21/26	USD	3,400	1,241	(30)	1,271
3.58%	Quarterly	3-Month BBSW, 3.72%	Quarterly	06/21/23	(a)	06/21/26	AUD	4,720	(21,565)	(15,188)	(6,377)
1-Day SONIA, 4.18%	Annual	3.93%	Annual	06/21/23	(a)	06/21/26	GBP	4,540	(13,370)	(936)	(12,434)
2.87%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	06/21/23	(a)	06/21/28	EUR	33,480	258,089	140,741	117,348

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

3.09%	Annual	1-Day SOFR, 4.80%	Annual	06/21/23	(a)	06/21/28	USD	53,990	$435,549	$378,523	$57,026
3.23%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	06/21/23	(a)	06/21/28	EUR	24,280	(249,059)	(250,518)	1,459
3.55%	Annual	1-Day SONIA, 4.18%	Annual	06/21/23	(a)	06/21/28	GBP	21,320	206,326	(237,571)	443,897
8.20%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	13,360	(1,759)	7	(1,766)
8.37%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	12,190	(6,003)	6	(6,009)
8.37%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	17,800	(8,669)	9	(8,678)
8.38%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	15,080	(7,832)	7	(7,839)
8.47%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	8,920	(6,362)	4	(6,366)
8.82%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	11,670	(17,120)	6	(17,126)
8.83%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	11,040	(16,374)	6	(16,380)
8.86%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	88,940	(137,662)	46	(137,708)
8.92%	Monthly	28-Day MXIBTIIE, 11.52%	Monthly	09/20/23	(a)	09/13/28	MXN	15,310	(25,593)	8	(25,601)
1-Day SSARON, 1.42%	Annual	1.66%	Annual	09/20/23	(a)	09/20/28	CHF	370	(4,873)	5	(4,878)
1-Day SSARON, 1.42%	Annual	1.83%	Annual	09/20/23	(a)	09/20/28	CHF	2,950	(12,825)	(9,120)	(3,705)
1-Day SSARON, 1.42%	Annual	1.93%	Annual	09/20/23	(a)	09/20/28	CHF	250	206	3	203
1-Day THOR, 1.74%	Quarterly	2.47%	Quarterly	09/20/23	(a)	09/20/28	THB	11,280	3,412	4	3,408
1-Day THOR, 1.74%	Quarterly	2.55%	Quarterly	09/20/23	(a)	09/20/28	THB	9,790	4,110	3	4,107
6-Month EURIBOR, 3.34%	Semi-Annual	2.77%	Annual	09/20/23	(a)	09/20/28	EUR	450	(4,670)	5	(4,675)
2.82%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	10,070	4,691	11	4,680
6-Month EURIBOR, 3.34%	Semi-Annual	2.86%	Annual	09/20/23	(a)	09/20/28	EUR	660	(4,049)	8	(4,057)
2.90%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	1,060	10,098	9	10,089
2.92%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	480	4,155	491	3,664
3-Month KRW CDC, 3.59%	Quarterly	2.93%	Quarterly	09/20/23	(a)	09/20/28	KRW	667,660	(3,917)	6	(3,923)
2.93%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	4,160	(112)	(1,314)	1,202
3-Month KRW CDC, 3.59%	Quarterly	2.94%	Quarterly	09/20/23	(a)	09/20/28	KRW	667,660	(3,611)	6	(3,617)
2.95%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	780	6,076	137	5,939
2.98%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	550	3,679	(192)	3,871
3.00%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	9,940	(3,081)	10	(3,091)
6-Month EURIBOR, 3.34%	Semi-Annual	3.01%	Annual	09/20/23	(a)	09/20/28	EUR	690	946	8	938
3-Month KRW CDC, 3.59%	Quarterly	3.05%	Quarterly	09/20/23	(a)	09/20/28	KRW	1,034,700	(1,872)	9	(1,881)
3.05%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	6,040	(3,123)	6	(3,129)
3-Month KRW CDC, 3.59%	Quarterly	3.07%	Quarterly	09/20/23	(a)	09/20/28	KRW	613,700	(569)	5	(574)
3-Month HIBOR, 3.71%	Quarterly	3.12%	Quarterly	09/20/23	(a)	09/20/28	HKD	5,030	(10,179)	7	(10,186)
3.13%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	600	1,068	5	1,063
3.14%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	1,350	2,043	11	2,032
6-Month EURIBOR, 3.34%	Semi-Annual	3.14%	Annual	09/20/23	(a)	09/20/28	EUR	680	5,302	8	5,294
6-Month EURIBOR, 3.34%	Semi-Annual	3.21%	Annual	N/A		09/20/28	EUR	440	5,006	(2,716)	7,722
1-Day SOFR, 4.80%	Annual	3.22%	Annual	N/A		09/20/28	USD	510	1,476	(317)	1,793
3-Month HIBOR, 3.71%	Quarterly	3.23%	Quarterly	09/20/23	(a)	09/20/28	HKD	2,260	(3,125)	3	(3,128)
3.30%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	2,840	(4,649)	3	(4,652)
3-Month HIBOR, 3.71%	Quarterly	3.31%	Quarterly	09/20/23	(a)	09/20/28	HKD	2,260	(2,160)	3	(2,163)
1-Day SONIA, 4.18%	Annual	3.34%	Annual	09/20/23	(a)	09/20/28	GBP	240	(3,968)	3	(3,971)
3.34%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	1,110	(18,781)	9	(18,790)
6-Month EURIBOR, 3.34%	Semi-Annual	3.34%	Annual	09/20/23	(a)	09/20/28	EUR	350	6,086	4	6,082
3.36%	Annual	3-Month STIBOR, 3.36%	Quarterly	09/20/23	(a)	09/20/28	SEK	19,710	(36,934)	8,143	(45,077)
3.37%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	1,846	(32,928)	15	(32,943)
6-Month EURIBOR, 3.34%	Semi-Annual	3.38%	Annual	09/20/23	(a)	09/20/28	EUR	550	10,670	7	10,663
3.40%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	310	(5,835)	3	(5,838)
1-Day SONIA, 4.18%	Annual	3.42%	Annual	09/20/23	(a)	09/20/28	GBP	740	(9,013)	10	(9,023)
6-Month NIBOR, 3.96%	Semi-Annual	3.42%	Annual	09/20/23	(a)	09/20/28	NOK	2,570	3,427	3	3,424
3.44%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	530	(10,664)	4	(10,668)
3.46%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	2,239	(47,214)	19	(47,233)
3-Month HIBOR, 3.71%	Quarterly	3.47%	Quarterly	09/20/23	(a)	09/20/28	HKD	3,310	(106)	5	(111)
3.48%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	380	(8,198)	3	(8,201)
1-Day SONIA, 4.18%	Annual	3.49%	Annual	09/20/23	(a)	09/20/28	GBP	580	(4,963)	8	(4,971)

16

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate	Frequency	Rate	Frequency

6-Month NIBOR, 3.96%	Semi-Annual	3.49%	Annual	09/20/23	(a)	09/20/28	NOK	3,430	$5,580	$4	$5,576
3.50%	Semi-Annual	1-Day SORA, 3.58%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	1,795	(40,154)	15	(40,169)
3-Month KRW CDC, 3.59%	Quarterly	3.50%	Quarterly	09/20/23	(a)	09/20/28	KRW	1,990,020	28,356	17	28,339
3-Month HIBOR, 3.71%	Quarterly	3.52%	Quarterly	09/20/23	(a)	09/20/28	HKD	3,310	849	5	844
6-Month NIBOR, 3.96%	Semi-Annual	3.55%	Annual	N/A		09/20/28	NOK	3,260	6,182	3	6,179
1-Day SONIA, 4.18%	Annual	3.61%	Annual	09/20/23	(a)	09/20/28	GBP	520	(1,074)	7	(1,081)
3.62%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	430	(6,289)	16	(6,305)
3.68%	Semi-Annual	3-Month Canada Bank Acceptance, 5.03%	Semi-Annual	N/A		09/20/28	CAD	860	(14,346)	35	(14,381)
1-Day SONIA, 4.18%	Annual	3.87%	Annual	09/20/23	(a)	09/20/28	GBP	3,740	45,856	(18,110)	63,966
1-Day SONIA, 4.18%	Annual	3.90%	Annual	09/20/23	(a)	09/20/28	GBP	680	9,465	9	9,456
1-Day SONIA, 4.18%	Annual	3.96%	Annual	09/20/23	(a)	09/20/28	GBP	290	4,978	4	4,974
3-Month HIBOR, 3.71%	Quarterly	4.13%	Quarterly	09/20/23	(a)	09/20/28	HKD	10,005	38,087	14	38,073
3-Month HIBOR, 3.71%	Quarterly	4.14%	Quarterly	09/20/23	(a)	09/20/28	HKD	7,245	27,998	10	27,988
3-Month HIBOR, 3.71%	Quarterly	4.17%	Quarterly	09/20/23	(a)	09/20/28	HKD	1,800	7,216	3	7,213
3-Month HIBOR, 3.71%	Quarterly	4.21%	Quarterly	09/20/23	(a)	09/20/28	HKD	2,170	9,263	3	9,260
3-Month HIBOR, 3.71%	Quarterly	4.25%	Quarterly	09/20/23	(a)	09/20/28	HKD	2,240	10,014	3	10,011
3-Month HIBOR, 3.71%	Quarterly	4.26%	Quarterly	09/20/23	(a)	09/20/28	HKD	3,360	15,312	5	15,307
4.74%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	1,515	(18,696)	10	(18,706)
4.78%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	500	(6,688)	3	(6,691)
4.80%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	1,470	(20,624)	10	(20,634)
4.82%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	540	(7,871)	4	(7,875)
5.85%	Annual	6-Month WIBOR, 6.95%	Semi-Annual	09/20/23	(a)	09/20/28	PLN	2,560	(13,162)	7	(13,169)
3-Month JIBAR, 7.96%	Quarterly	8.04%	Quarterly	09/20/23	(a)	09/20/28	ZAR	7,400	(3,662)	5	(3,667)
3-Month JIBAR, 7.96%	Quarterly	8.07%	Quarterly	09/20/23	(a)	09/20/28	ZAR	12,650	(5,420)	8	(5,428)
3-Month JIBAR, 7.96%	Quarterly	8.46%	Quarterly	09/20/23	(a)	09/20/28	ZAR	9,640	4,208	6	4,202
3-Month JIBAR, 7.96%	Quarterly	8.52%	Quarterly	09/20/23	(a)	09/20/28	ZAR	12,770	7,100	8	7,092
3-Month JIBAR, 7.96%	Quarterly	8.62%	Quarterly	09/20/23	(a)	09/20/28	ZAR	7,570	5,967	5	5,962
1-Day SOFR, 4.80%	Annual	0.54%	Annual	N/A		10/20/30	USD	1,250	(244,147)	—	(244,147)
0.55%	Annual	1-Day FEDL, 4.83%	Annual	N/A		10/20/30	USD	1,250	242,339	—	242,339
6-Month EURIBOR, 3.34%	Semi-Annual	2.84%	Annual	06/21/23	(a)	06/21/33	EUR	50,480	(507,003)	(359,194)	(147,809)
1-Day SOFR, 4.80%	Annual	3.03%	Annual	06/21/23	(a)	06/21/33	USD	87,730	(825,413)	(758,954)	(66,459)
3.21%	Annual	1-Day SONIA, 4.18%	Annual	06/21/23	(a)	06/21/33	GBP	18,240	354,525	213,399	141,126
0.74%	Annual	1-Day SOFR, 4.80%	Annual	N/A		10/20/35	USD	500	133,857	—	133,857
1-Day FEDL, 4.83%	Annual	0.78%	Annual	N/A		10/20/35	USD	500	(131,409)	—	(131,409)
0.84%	Annual	1-Day SOFR, 4.80%	Annual	N/A		10/20/40	USD	1,000	327,394	—	327,394
1-Day FEDL, 4.83%	Annual	0.90%	Annual	N/A		10/20/40	USD	1,000	(317,829)	—	(317,829)
0.90%	Annual	1-Day SOFR, 4.80%	Annual	N/A		10/20/50	USD	500	200,696	—	200,696
1-Day FEDL, 4.83%	Annual	0.98%	Annual	N/A		10/20/50	USD	500	(191,511)	—	(191,511)
2.34%	Annual	6-Month EURIBOR, 3.34%	Semi-Annual	06/21/23	(a)	06/21/53	EUR	14,710	458,419	335,441	122,978
2.86%	Annual	1-Day SOFR, 4.80%	Annual	06/21/23	(a)	06/21/53	USD	25,600	297,569	369,602	(72,033)
1-Day SONIA, 4.18%	Annual	3.09%	Annual	06/21/23	(a)	06/21/53	GBP	8,320	(195,005)	(150,826)	(44,179)

									$7,612	$324,748	$(317,136)

(a)	Forward Swap.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Master Portfolio		Received by the Master Portfolio
Reference	Frequency	Rate	Frequency

2.38%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	02/15/33	EUR	1,510	$9,828	$(295)	$10,123

UK RPI All Items NSA	Monthly	3.83%	Monthly	02/15/33	GBP	800	(15,250)	203	(15,453)

US CPI for All Urban Consumers NSA	Monthly	2.51%	Monthly	03/14/33	USD	1,100	(9,268)	7,766	(17,034)

US CPI for All Urban Consumers NSA	Monthly	2.47%	Monthly	03/23/33	USD	1,820	(20,275)	38	(20,313)

							$(34,965)	$7,712	$(42,677)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$112,626,725	$—	$112,626,725
Common Stocks	—	—	1	1
Corporate Bonds	—	375,298,308	—	375,298,308
Foreign Agency Obligations	—	4,846,295	—	4,846,295
Municipal Bonds	—	6,916,343	—	6,916,343
Non-Agency Mortgage-Backed Securities	—	71,125,543	10,823	71,136,366
U.S. Government Sponsored Agency Securities	—	358,746,181	—	358,746,181
U.S. Treasury Obligations	—	10,289,297	—	10,289,297
Short-Term Securities
Money Market Funds	20,436,055	—	—	20,436,055
U.S. Government Sponsored Agency Securities	—	142,441	—	142,441
U.S. Treasury Obligations	—	116,691,335	—	116,691,335
Liabilities
Investments
TBA Sale Commitments	—	(38,635,820)	—	(38,635,820)

	$20,436,055	$1,018,046,648	$10,824	$1,038,493,527

18

Schedule of Investments (unaudited) (continued) March 31, 2023	Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$14,666	$—	$14,666
Interest Rate Contracts	7,712,887	2,413,059	—	10,125,946
Other Contracts	—	10,123	—	10,123
Liabilities
Credit Contracts	—	(905,542)	—	(905,542)
Foreign Currency Exchange Contracts	—	(75,183)	—	(75,183)
Interest Rate Contracts	(1,112,873)	(2,730,195)	—	(3,843,068)
Other Contracts	—	(52,800)	—	(52,800)

	$6,600,014	$(1,325,872)	$—	$5,274,142

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

EURIBOR	Euro Interbank Offered Rate

FEDL	Fed Funds Effective Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	19